Organization and Nature of Operations - Summary of Business Combination Transactions (Details)	Aug. 28, 2023 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash - PNAC trust and cash, net of Redemptions	$ 24,029,660
Gross cash proceeds resulting from the Business Combination	24,029,660
Less: combined company transaction costs	(755,872)
Net cash proceeds from the Business Combination	23,273,788
Less: Prepayment Amount pursuant to Forward Purchase Transaction	(21,299,979)
Less: Forward Purchase Transaction share consideration reimbursement and trading comissions	(1,201,348)
Cash proceeds, net of the Forward Purchase Transaction Prepayment Amount	$ 772,462